Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Loss from Continuing Operations Before Income Taxes
Components of (loss) income from continuing operations before income taxes for the years ended December 31 were as follows (in thousands):

	2022	2021	2020
United States	$68,416	$(17,859)	$(763,664)
Foreign	773	(966)	(10,521)

Total (loss) income before income taxes	$69,189	$(18,825)	$(774,185)

Schedule of Components of Income Tax Expense
During the years ended December 31, 2022 and 2021, significant components of income tax (expense) benefit were as follows (in thousands):

	2022	2021
Current
U.S. Federal	$15	$—
State & Local	248	304
Foreign	—	—

Total current income tax expense (benefit)	263	304

Deferred
U.S. Federal	—	—
State & Local	—	—
Foreign	(1,853)	—

Total deferred income tax expense (benefit)	(1,853)	—

Total income tax expense (benefit)	$(1,590)	$304

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of income taxes computed at the U.S. federal statutory income tax rate of 21% for 2022 and 2021 to our income tax (expense) benefit was as follows:

	2022	2021
At U.S. statutory tax rate	21.0%	21.0%
State income taxes	1.8%	(1.1)%
Foreign rate differential	0.1%	0.3%
Pass-through loss / (income)	—%	(14.3)%
Noncontrolling interest	(12.3)%	(2.7)%
Change in valuation allowance	(23.1)%	(3.5)%
Deferred tax partnership adjustment	10.1%	—%
Warrants remeasurement	—%	(1.4)%
Research & Development Credit	(0.5)%	—%
Other	0.6%	0.1%

Total income tax expense (benefit)	(2.3)%	(1.6)%

Schedule of Deferred Tax Assets and Liabilities
As of December 31, 2022 and 2021, our deferred tax balances consisted of the following (in thousands):

	2022	2021
Deferred Tax Assets
Net operating loss	$12,740	$9,670
Interest carryforwards	15,919	15,206
Investment in partnerships	91,302	120,706
Other	748	132

Total deferred tax assets	120,709	145,714

Valuation allowance	(118,734)	(145,668)

Total deferred tax assets net of valuation allowance	1,975	46

Deferred Tax Liabilities
Other	122	46

Total Deferred Tax Liabilities	122	46

Net Deferred Tax Assets / (Liabilities)	$1,853	$—

Summary Of Valuation Allowance
The deferred tax asset valuation allowance and changes were as follows (in thousands):

	2022	2021
Balance at beginning of period	$145,668	$1,828
Other (1)	(6,154)	—
Charged to costs and expenses	(15,961)	646
(Credited) charged to other accounts	(4,819)	143,194
Deductions	—	—

Ending balance	$118,734	$145,668

(1)
This relates to a
true-up
of the investment in partnership deferred tax asset and related valuation allowance which has been updated to remove the basis that will only reverse upon sale as a capital loss.

Summary of Unrecognized Tax Benefits	Our unrecognized tax benefits which relate to a tax refund are as follows:

2022
Balance at beginning of the year	$—
Tax positions taken in the prior year	7,500

Balance at end of the year	$7,500